Fair Value of Financial Assets and Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values:

	Fair Value Measurements as of June 30, 2022
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:

Money market funds	$16,550	$—	$—	$16,550
Short-term investments:
United States Treasuries	4,987	—	—	4,987

Total assets	$21,537	$—	$—	$21,537

	Fair Value Measurements as of December 31, 2021
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$61,510	$—	$—	$61,510

The following table presents information about the Company’s assets and liabilities as of December 31, 2021 and 2020 that are measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values:

	Fair Value Measurements as of December 31, 2021
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$61,510	$—	$—	$61,510

	Fair Value Measurements as of December 31, 2020
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$17,508	$—	$—	$17,508